Notes Payable (Details) - USD ($)																										1 Months Ended	3 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Nov. 29, 2021	Sep. 30, 2021	Mar. 04, 2021	Mar. 04, 2021	Feb. 17, 2021	Feb. 04, 2021	Jan. 28, 2021	Jan. 28, 2021	Dec. 10, 2020	Oct. 21, 2020	May 05, 2020	Jan. 17, 2020	Apr. 03, 2019	Jun. 29, 2018	Jan. 03, 2018	Dec. 19, 2017	Nov. 27, 2017	Nov. 27, 2017	Nov. 15, 2017	Oct. 27, 2017	Oct. 11, 2017	Sep. 28, 2017	Aug. 28, 2017	Aug. 15, 2017	Aug. 03, 2017	Feb. 17, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 13, 2022	Mar. 30, 2022	Dec. 30, 2021	Feb. 28, 2019
Notes Payable (Details) [Line Items]
Debt instrument, description						The PPP2 is evidenced by a promissory note between the Company and the Cache Valley Bank. The note had a five-year term, bore interest at the rate of 1.0% per year, and could have been prepaid at any time without payment of any premium. No payments of principal or interest were due during the six-month period beginning on the date of the Note (the “Deferral Period”). The principal and accrued interest under the note was forgivable after eight weeks if the Company used the PPP2 Loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and otherwise complied with PPP2 requirements. In order to obtain forgiveness of the PPP2 Loan, the Company submitted a request and provided satisfactory documentation regarding its compliance with applicable requirements. On March 23, 2021, the company was notified by a representative of Cache Valley Bank that the PPP2 loan was forgiven in full, in the amount of $780,680. On August 3, 2021 we were notified by the bank that the PPP2 Loan was still due and that the March 23, 2021 notification of forgiveness was sent in error. On December 17, 2021 we were notified by the bank that the PPP2 loan was forgiven in full, in the amount of $787,554, which includes $6,874 of interest. As of December 31, 2021, the balance of the PPP2 loan was zero
Notes payable, related parties																												$ 0				$ 792,235			$ 0
Shares issued (in Shares)																										25,000,000		77,420,000
Shares issued, price per share (in Dollars per share)																																	$ 0.0173
Interest expense																										$ 2,820,000					0	270,607
Amortization of debt discount																													$ 274,992		274,992	270,607
Notes payable, related parties																															$ 0	$ 792,235
Common Stock [Member]
Notes Payable (Details) [Line Items]
Stock issuances to lenders, shares (in Shares)																											110,000,000				85,000,000	38,001,563
Number of shares (in Shares)																													18,313,074		18,313,074
Promissory Note8 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, description																		The November 27, 2017 Note bore interest at a rate of 5% per year and was payable upon demand, but in no event later than 36 months from the effective date
Unsecured Promissory Note [Member]
Notes Payable (Details) [Line Items]
Debt instrument, description							The investor is a related party. The then-Chief Financial Officer of the Company, Greg Boden, is also the president of Bountiful Capital, LLC. The note bears interest at a rate of 5% per year and is not convertible into shares of common stock of the Company.
Series G Preferred Stock [Member]
Notes Payable (Details) [Line Items]
Number of shares (in Shares)																																2,597
Third Party [Member] | Promissory Note14 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount										$ 600,000
Proceeds from notes payable										$ 548,250
Debt instrument, interest rate description										The October 2020 Note bore interest at a rate of 12% per year, with 12 months of interest guaranteed.
Stock issuances to lenders, shares (in Shares)										32,232,333
Discount amount										$ 299,761
Repayments of notes payable		$ 672,000																												$ 672,000
Amortization of debt discount		242,274																												242,274
Notes payable																												0			$ 0
Third Party [Member] | Promissory Note15 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount									$ 150,000
Proceeds from notes payable									$ 130,875
Debt instrument, interest rate description									The December 2020 Note bore interest at a rate of 12% per year, with 12 months of interest guaranteed.
Stock issuances to lenders, shares (in Shares)									5,769,230
Discount amount									$ 34,615
Repayments of notes payable		152,614																												152,614
Amortization of debt discount		32,718																												32,718
Notes payable																												0			0
Third Party [Member] | Promissory Note16 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, description						The PPP2 is evidenced by a promissory note between the Company and the Cache Valley Bank. The note had a five-year term, bore interest at the rate of 1.0% per year, and could have been prepaid at any time without payment of any premium. No payments of principal or interest were due during the six-month period beginning on the date of the Note (the “Deferral Period”). The principal and accrued interest under the note was forgivable after eight weeks if the Company used the PPP2 Loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and otherwise complies with PPP2 requirements. In order to obtain forgiveness of the PPP2 Loan, the Company submitted a request and provided satisfactory documentation regarding its compliance with applicable requirements. On March 23, 2021, the company was notified by a representative of Cache Valley Bank that the PPP2 loan was forgiven in full, in the amount of $780,680. On August 3, 2021 we were notified by the bank that the PPP2 Loan is still due and that the March 23, 2021 notification of forgiveness was sent in error. On December 17, 2021 we were notified by the bank that the PPP2 loan was forgiven in full, in the amount of $787,554, which includes $6,874 of interest. As of December 31, 2021, the balance of the PPP2 loan was zero.
Proceeds from notes payable						$ 780,680
Third Party [Member] | Promissory Note11 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount														$ 750,000
Proceeds from notes payable														735,000
Debt instrument fee amount														$ 15,000																						$ 25,443
Third Party [Member] | Promissory Note12 [Member]
Notes Payable (Details) [Line Items]
Proceeds from notes payable													$ 250,000
Debt instrument, interest rate description														The February 28, 2019 Note bore interest at a rate of 18% per year and is amortized over 12 months. During the year ended December 31, 2020, the Company made payments totaling $506,919 and included $64,326 in interest expense related to this note. As of December 31, 2021 and December 31, 2020, the outstanding balance on the February 28, 2019 Note was zero.
Debt instrument increase in remaining balance, gross																																				375
Debt instrument increase in remaining balance, net																																				349,557
Third Party [Member] | Promissory Note13 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount											$ 780,680
Debt instrument, description											This May 2020 Note was issued through the Small Business Administration Paycheck Protection Program (the “PPP Program”), and bears interest at a rate of 1% per year. The PPP Program loans allow a deferment period of 6 months, which would require payments to be made starting November 5, 2020. On November 13, 2020, the May 2020 Note was forgiven in full. As of December 31, 2021 and December 31, 2020, the balance on the May 2020 Note was zero, and the Company recorded a gain in the amount of $780,680.
Proceeds from notes payable											$ 780,680
Related Party [Member] | Promissory Note1 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount																									$ 25,000
Proceeds from related party debt																									$ 25,000
Debt instrument, description																									The August 3, 2017 Note bore interest at a rate of 5% per year and was payable upon demand, but in no event later than 36 months from the effective date.
Notes payable, related parties																															0			$ 0
Related Party [Member] | Promissory Note2 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount																								$ 34,000
Proceeds from related party debt																								$ 34,000
Debt instrument, description																								The August 15, 2017 Note bore interest at a rate of 5% per year and was payable upon demand, but in no event later than 36 months from the effective date.
Notes payable, related parties																												0			0
Related Party [Member] | Promissory Note3 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount																							$ 92,000
Proceeds from related party debt																							$ 92,000
Debt instrument, description																							The August 28, 2017 Note bore interest at a rate of 5% per year and was payable upon demand, but in no event later than 36 months from the effective date.
Notes payable, related parties																												0			0
Related Party [Member] | Promissory Note4 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount																						$ 63,600
Proceeds from related party debt																						$ 63,600
Debt instrument, description																						The September 28, 2017 Note bore interest at a rate of 5% per year and was payable upon demand, but in no event later than 36 months from the effective date.
Notes payable, related parties																												0			0
Related Party [Member] | Promissory Note5 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount																					$ 103,500
Proceeds from related party debt																					$ 103,500
Debt instrument, description																					The October 11, 2017 Note bore interest at a rate of 5% per year and was payable upon demand, but in no event later than 36 months from the effective date.
Notes payable, related parties																												0			0
Related Party [Member] | Promissory Note6 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount																				$ 106,000
Proceeds from related party debt																				$ 106,000
Debt instrument, description																				The October 27, 2017 Note bore interest at a rate of 5% per year and was payable upon demand, but in no event later than 36 months from the effective date.
Notes payable, related parties																												0			0
Related Party [Member] | Promissory Note7 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount																			$ 62,000
Proceeds from related party debt																			$ 62,000
Debt instrument, description																			The November 15, 2017 Note bore interest at a rate of 5% per year and was payable upon demand, but in no event later than 36 months from the effective date.
Notes payable, related parties																												0			0
Related Party [Member] | Promissory Note8 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount																	$ 106,000	$ 106,000
Proceeds from related party debt																		$ 106,000
Debt instrument, description																	The November 27, 2017 Note bore interest at a rate of 5% per year and was payable upon demand, but in no event later than 36 months from the effective date. The balance of the November 27, 2017 Note, as of June 30, 2022 is zero.
Notes payable, related parties																															0
Related Party [Member] | Promissory Note9 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount																$ 42,000
Proceeds from related party debt															$ 49,000	$ 42,000
Debt instrument, description																The December 19, 2017 Note bore interest at a rate of 5% per year and was payable upon demand, but in no event later than 36 months from the effective date.
Notes payable, related parties																												0			0
Related Party [Member] | Promissory Note10 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount															49,000
Proceeds from related party debt															$ 49,000
Debt instrument, description															The January 3, 2018 Note bore interest at a rate of 5% per year and was payable upon demand, but in no event later than 36 months from the effective date.
Notes payable, related parties																												$ 0			0
Related Party [Member] | Unsecured Promissory Note [Member]
Notes Payable (Details) [Line Items]
Proceeds from related party debt					$ 683,100
Related Party [Member] | Conversion Of Notes [Member]
Notes Payable (Details) [Line Items]
Interest expense																															560
Related Party [Member] | Conversion Of Notes [Member] | Series G Preferred Stock [Member]
Notes Payable (Details) [Line Items]
Number of shares (in Shares)												2,597
Bountiful Capital L L C [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount					683,100																					683,100
Repayments of related party debt				$ 840,000
Bountiful Capital L L C [Member] | Unsecured Promissory Note [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount					683,100		$ 840,000	$ 840,000																		$ 683,100
Proceeds from related party debt					$ 683,100		$ 840,000
Debt instrument, description								The investor is a related party. The then-chief financial officer of the Company, Greg Boden, is also the president of Bountiful Capital, LLC. The note bore interest at a rate of 5% per year and was not convertible into shares of common stock of the Company.
Notes payable, related parties		817,781																												817,781	817,781
Repayments of related party debt	$ 428,652		$ 840,000
Debt instrument, interest rate, stated percentage					5.00%																					5.00%
Debt instrument, maturity date					Aug. 31, 2021
Interest payable, current		$ 134,680																												$ 134,680	$ 134,680
Interest expense					$ 2,820,000
Principal amount description					Pursuant to the exchange agreement, the Company extinguished the principal amount of $683,100, plus accrued interest of $140,295, on the February 27, 2021 Note by repaying $428,652 in cash and issuing 26,316,264 shares of common stock of the Company in full satisfaction of the note.
Bountiful Capital L L C [Member] | Unsecured Promissory Note [Member] | Common Stock [Member]
Notes Payable (Details) [Line Items]
Shares issued (in Shares)	26,316,264				25,000,000
Shares issued, price per share (in Dollars per share)					$ 0.1128																					$ 0.1128
Third Party [Member] | Promissory Note11 [Member]
Notes Payable (Details) [Line Items]
Debt instrument, face amount																																				$ 1,000,000